Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and Other Current Assets
Prepayments for revenue sharing cost	[1]	¥ 559,178		¥ 1,117,431
Inventories, net		437,451		455,767
Prepayments for sales tax		435,373		523,282
Prepayments of marketing and other operational expenses		125,685		181,764
Interest income receivable		79,641		10,927
Prepayments to inventory suppliers		76,598		94,746
Prepayments for content cost		62,564		73,496
Deposits		31,461		106,555
Loans to investees or ongoing investments		25,458		68,681
Prepayments/ receivables relating to jointly invested content		22,901		36,246
Others		94,263		138,153
Total		¥ 1,950,573	$ 282,806	¥ 2,807,048

[1]	App stores retain commissions on each purchase made by the users through the App stores. The Group is also obligated to pay ongoing licensing fees in form of royalties to the third-party game developers. Licensing fees consist of fees that the Group pays to content owners for the use of licensed content, including trademarks and copyrights, in the development of games. Licensing fees are either paid in advance and recorded on the balance sheets as prepayments or accrued as incurred and subsequently paid. Additionally, the Group defers the revenue from licensed mobile games over the estimated average playing period of paying players given that there is an implied obligation to provide on-going services to end-users.